Note 8 - Asset Purchase	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Disclosure Text Block [Abstract]
Note 8 - Asset Purchase

NOTE 6—ASSET PURCHASE

On August 10, 2016, we entered into an Asset Purchase Agreement and a General Assignment and Bill of Sale, with Beta Killers LLC, a Colorado limited liability company, whereby we acquired all of the assets comprising the current version of the Citizen Toke application, including all Intellectual Property (as defined in the agreement), code, and other intangibles and related documentation associated with Citizen Toke. The purchase price was 1,000,000 shares of common stock. The shares were valued at $0.22 per share, the closing price on the date of purchase, for a total purchase price of $221,000. The software is being amortized over its estimated useful life of three years.

NOTE 8—ASSET PURCHASE

On August 10, 2016, we entered into an Asset Purchase Agreement and a General Assignment and Bill of Sale, with Beta Killers LLC, a Colorado limited liability company, whereby we acquired all of the assets comprising the current version of the Citizen Toke application, including all Intellectual Property (as defined in the agreement), code, and other intangibles and related documentation associated with Citizen Toke. The purchase price was 1,000,000 shares of common stock. The shares were valued at $0.22 per share, the closing price on the date of purchase, for a total purchase price of $221,000. The software is being amortized over its estimated useful life of three years.